Other income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Non-tenant electricity income	$ 2,191,789	$ 0	$ 0
Insurance recovery	2,447,112	1,153,350	102,943
Inflationary effect on tax recovery	188,750	122,855	43,980
Others	310,507	54,648	3,555
Total	$ 5,138,158	$ 1,330,853	$ 150,478